Other operating expenses	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Other operating expenses	6 Other operating expenses
(a) Items included within other operating expenses
The following items are included within other operating expenses:

	Notes	2025 £m	2024 £m	2023 £m
Other operating expenses		5,895	13,093	7,538
The following items are included within other operating expenses:
Master Settlement Agreement and State Settlement Agreements	6(b),(d)	1,543	1,689	2,023
The Approved Plans in Canada*	6(c)	(708)	6,203	—
Charges in respect of compliance with the Approved Plans in Canada*	6(c)	3	—	—
Inventory write-offs	20	217	134	250
Research and development expenses (excluding employee benefit costs and depreciation)	6(e)	133	174	181
Loss on disposal of businesses*	6(f)	—	—	546
Partial disposal of shares in ITC*	6(g)	3	6	—
Charges in respect of DOJ and OFAC investigation*	6(h)	—	4	75
Losses in Ukraine due to escalation of Russian offensive*	6(i)	39	—	—
Charges/(reversals) in respect of assets held-for-sale*	6(j)	235	—	(195)
(Credits)/ charges in respect of Romania and Brazil other taxes*	6(k)	(15)	449	49
Marketing costs in operating expenses	6(l)	1,092	1,111	1,152
Exchange differences		13	11	17
Hedge ineffectiveness within operating profit		11	5	(12)
Expenses relating to short-term leases		8	8	13
Expenses relating to leases of low-value assets		1	1	1
Auditor’s remuneration	6(m)	31	30	29
Note:
*Recognised and reported as an adjusting item. In addition to these captions, as set out in note 6(d), certain litigation costs are treated as adjusting items.
Sustainability costs are included in other operating expenses and reported in a separate note, refer to note 33 for further information.
(b) Master Settlement Agreement and State Settlement Agreements
In 1998, the major U.S. cigarette manufacturers (including the R.J. Reynolds Tobacco Company, Lorillard and Brown & Williamson, businesses which are now part of the Reynolds Group) entered into the Master Settlement Agreement (MSA) with attorneys general representing most U.S. states and territories.
The MSA imposes a perpetual stream of future payment obligations on the major U.S. cigarette manufacturers. The amounts of money that the participating manufacturers are required to annually contribute are based upon, amongst other things, the volume of cigarettes sold and market share (based on cigarette shipments in that year). The MSA has been subject to certain adjustments since 1998, including agreements related to the Non-Participating Manufacturer
(NPM) adjustment under the MSA reached with various U.S. states between 2012 and 2025.
The amounts payable by Group companies under the arrangement accrue as and when shipments of tobacco products are made. Adjustments to amounts due in relation to past payments are typically received in the form of credits offsettable only against current or future performance obligations. Credits in respect of future years’ payments and the NPM adjustment claims would be accounted for in the applicable year and will not be treated as adjusting items. Only credits in respect of prior year payments are included as adjusting items.
The charge in each reporting period and the cashflow impact in the same period are not directly related, as the MSA is generally settled once a year in April of the following year.
The BAT Group is subject to substantial payment obligations under the MSA and the state settlement agreements (SSA) with the States of Mississippi, Florida,
Texas and Minnesota (such settlement agreements, collectively State Settlement Agreements). Reynolds Group’s operating subsidiaries’ expenses and payments under the MSA and the State Settlement Agreements for 2025 amounted to US$2,037 million (2024: US$2,160 million; 2023: US$2,516 million) in respect of settlement expenses net of credits and US$2,140 million (2024: US$2,535 million; 2023: US$2,874 million) in respect of settlement cash payments.

	Note	US$m	2025 £m	US$m	2024 £m	US$m	2023 £m
Opening MSA and SSA liability	25	1,904	1,520	2,279	1,788	2,637	2,193
Settlement expense	31	2,037	1,543	2,160	1,689	2,516	2,023
Cash paid	31	(2,140)	(1,622)	(2,535)	(1,983)	(2,874)	(2,311)
Difference on exchange		—	(103)	—	26	—	(117)
Closing MSA and SSA liability	25	1,801	1,338	1,904	1,520	2,279	1,788
Non-Participating Manufacturer adjustments
Beginning in 2012, R.J. Reynolds Tobacco Company, Santa Fe Natural Tobacco Company (SFNTC), various other tobacco manufacturers, 17 states, the
District of Columbia and Puerto Rico reached an agreement related to the Non-Participating Manufacturer (NPM) adjustment under the MSA. Under this agreement and its successor agreement executed in 2017 referred to as the ‘NPM Adjustment Settlement Agreement’, additional states have subsequently joined and R.J. Reynolds Tobacco Company has received credits of more than US$1 billion in respect of its NPM adjustment claims related to various states over certain periods.
Under these agreements, R.J. Reynolds Tobacco Company reached agreements to settle disputes with newly joining states, including (for the years 2022-2025)
the following:
- In 2022, resulting in a credit of US$130 million for settled periods through 2018, over a five-year period from 2022;
- In 2023, resulting in an estimated credit of US$29 million for settled periods through 2018, over a five-year period from 2024;
- In 2024, resulting in an estimated credit of US$11 million for settled periods through 2018, over a five-year period from 2024 and an estimated credit of
US$69 million for settled periods through 2011, over a five-year period from 2026; and
- In 2025, resulting in an estimated credit of US$99 million for settled periods through 2019, over a five-year period from 2025.
In 2023, 2024 and 2025, R.J. Reynolds Tobacco Company received total credits (including applicable credits described above) of US$224 million,
US$224 million and US$285 million, respectively, under all respective settlement agreements.
State Settlement Agreements
In 2020, R.J. Reynolds Tobacco Company recognised additional expenses under the state settlement agreements in the States of Mississippi, Florida, Texas and Minnesota. R.J. Reynolds Tobacco Company recognised US$241 million of expense for payment obligations to the State of Florida for the ITG Brands,
LLC acquired brands from the date of divestiture, 12 June 2015, as a result of an unfavourable judgment. In addition, R.J. Reynolds Tobacco Company recognised US$264 million related to the resolution of claims against it in the States of Texas, Minnesota and Mississippi for payment obligations to those states for the ITG Brands, LLC acquired brands from the date of divestiture. Finally, R.J. Reynolds Tobacco Company settled certain related claims with
Phillip Morris USA under the state settlement agreements in the states of Mississippi, Texas and Minnesota for US$8 million. During 2021, an additional
US$17 million expense was recognised in relation to the final resolution of the Texas and Minnesota claims. Additional information related to the resolution of these claims is included in note 31. In 2022, R.J. Reynolds Tobacco Company recognised US$37 million in additional expenses related to a settlement with Philip Morris USA resolving prior operating profit disputes under the MSA related to the ITG Brands, LLC acquired brands. In 2025, R.J. Reynolds
Tobacco Company recognised US$44 million in additional expenses related to a settlement with the State of Mississippi resolving prior operating profit disputes.
(c) The Approved Plans in Canada
In March 2019, Imperial Tobacco Canada Limited and Imperial Tobacco Company Limited (together, ITCAN), Group subsidiaries, obtained creditor protection under the Canadian Companies’ Creditors Arrangement Act (CCAA). Under a confidential court supervised mediation process, ITCAN began negotiating a possible settlement of all of its outstanding tobacco litigation in Canada while continuing to run its business in the normal course.
On 17 October 2024, ITCAN’s court-appointed mediator and monitor filed a proposed plan of compromise and arrangement in the Ontario Superior Court of
Justice. Substantially similar proposed plans were also filed for Rothmans, Benson & Hedges Inc. ((RBH) a subsidiary of Philip Morris International Inc.)
and JTI-Macdonald Corp. ((JTIM) a subsidiary of Japan Tobacco International) (collectively, the Proposed Plans).
On 31 October 2024, the court granted certain orders pursuant to which the Proposed Plans were accepted for filing. On 12 December 2024, the Proposed
Plans were approved by the requisite majorities of the creditors.
The Proposed Plans would require ITCAN, RBH and JTI to collectively pay an aggregate settlement amount of CAD$32.5 billion (£17.6 billion at 31
December 2025 rate of exchange). This amount would be funded by:
–an upfront payment equal to all the Companies' cash and cash equivalents on hand (including investments held at fair value) plus certain court deposits
(subject to an aggregate industry holdback of CAD$750 million (£407 million)) plus 85% of any cash tax refunds that may be received by the Companies on account of the upfront payments; and
–annual payments based on a percentage (initially 85%, reducing over time) of each of the Companies’ net income after taxes, based on amounts generated from all sources, excluding New Categories, until the aggregate settlement amount is paid. The performance of ITCAN’s New Categories (including vapour products and nicotine pouches) is not included in the basis for calculating the annual payments.
A provision of £6,203 million was recognised in 2024 in relation to the above liabilities and included in other operating expenses as an adjusting item.
During the sanction hearing, the court was asked to sanction the Proposed Plans. Motions for orders to amend elements of the Proposed Plans were presented on 27 February 2025. The requested amendments to the Proposed Plans resulted in allocating the cash holdback of CAD$750 million from the upfront payment to RBH. On 3 March 2025, the court approved that the Proposed Plans be amended accordingly (the Amended Plans).
On 6 March 2025, the court sanctioned the Amended Plans, herein referred to as the Approved Plans. The Approved Plan for ITCAN resolves all Canadian tobacco litigation and provides a full and comprehensive release to ITCAN, BAT p.l.c. and all related companies for all past, present and future tobacco claims in Canada.
Under the Approved Plans, ITCAN is required to make annual payments based on a percentage of net income after tax generated from all sources, excluding
New Categories, until the aggregate settlement amount is paid. During 2025, based on revisions to the provision, £708 million was credited to the income statement as an adjusting item (see note 24). In addition, ITCAN incurred charges of £3 million in respect of compliance with its Approved Plan in Canada.
(d) Litigation costs
Included in other operating expenses and reported in various accounts based on the nature of the expense are costs that are collectively analysed as litigation costs. Certain litigation costs are reported as adjusting items and predominantly relate to health-related claims, including Engle progeny. These litigation costs were £63 million (2024: £157 million; 2023: £96 million). Included in 2025 is a NPM credit of £17 million recognised for the settlement with the state of
Washington, a credit of £16 million for the settlement with the state of Massachusetts and a credit of £19 million recognised in relation to the Missouri portion of the 2004 NPM adjustment award.
In 2024, a NPM credit of £2 million was recognised for the settlement with the state of Idaho and a credit of £18 million was recognised in relation to the
Washington portion of the 2004 NPM adjustment award.
In 2023, an NPM credit of £6 million was recognised for the settlement with the state of Iowa.
(e) Research and development
Total research and development costs, including employee benefit costs and depreciation, are £358 million (2024: £380 million; 2023: £408 million).
(f) Loss on disposal of businesses
BAT Russia and BAT Belarus
On 13 September 2023, the Group disposed of its Russian and Belarusian businesses in compliance with international and local laws. The Group had two subsidiaries in Russia (BAT Russia), being JSC British American Tobacco-SPb and JSC 'International Tobacco Marketing Services', and one subsidiary in
Belarus, International Tobacco Marketing Services BY. As explained in note 27(d)(ii), net held-for-sale assets of £770 million were disposed of for proceeds of £425 million, with an impairment charge of £345 million recorded at that time.
As discussed in note 6(j), the impairment charge recognised in 2022 of £554 million (net of £14 million utilised during the year) was reversed and offset by the above mentioned £345 million recorded at the date of sale, with a net reversal of impairment recognised of £195 million.
The loss on disposal of businesses included within other operating expenses and recognised as an adjusting item in 2023 was a charge of £548 million and included £554 million of foreign exchange reclassified from other comprehensive income (note 22(c)(i)) and associated costs of £3 million partially offset by a realised foreign exchange gain on the proceeds received of £9 million.
The total net impact after the partial reversal and loss on disposal recognised in 2023 was therefore £353 million.
BAT Pars
On 6 August 2021, the Group disposed of its Iranian subsidiary, B.A.T. Pars Company PJSC (BAT Pars). In 2023, a credit of £2 million arising from the revaluation of the deferred proceeds receivable was recognised within other operating expenses as an adjusting item.
(g) Partial disposal of shares in ITC
On 28 May 2025, the Group announced the divestment of 10% (2024: 12% divested on 13 March 2024) of its equity stake in ITC Limited (ITC). Income and expenses associated with the divestment of these shares have been recognised as adjusting items within the relevant financial statement caption. Included within other operating expenses is £3 million (2024: £6 million) of foreign exchange losses arising from the conversion of the net proceeds from Indian rupee to sterling which were repatriated to the UK in a series of foreign exchange transactions in the days following the sale. Refer to note 27(b)(i) for further details.
(h) Charges in respect of DOJ and OFAC investigations
On 25 April 2023, the Group announced that it had reached an agreement with the DOJ and OFAC to resolve previously disclosed investigations into suspicions of sanctions breaches. These concerned business activities relating to the Democratic People’s Republic of Korea between 2007 and 2017. The
Company entered into a three-year deferred prosecution agreement (DPA) with the DOJ and a civil settlement agreement with OFAC. The DOJ’s charges against the Company − one count of conspiring to commit bank fraud and one count of conspiring to violate sanctions laws − were filed and will later be dismissed if the Company abides by the terms of the DPA. In addition, a BAT subsidiary in Singapore, British-American Tobacco Marketing (Singapore)
Private Limited, pleaded guilty to the same charges. The total amount payable to the U.S. authorities was US$635 million plus interest.
Having recognised an initial provision of £450 million (US$540 million) in 2022, the Group recognised additional charges of £75 million in 2023 and
£4 million in 2024. All charges were included within other operating expenses and recognised as adjusting items.
(i) Losses in Ukraine due to escalation of Russian offensive
On 5 October 2025, an intensification of Russian missile and drone attacks into Western Ukraine resulted in the destruction of a warehouse in the Lviv Oblast region, which was operated by a third-party logistics supplier of LLC British American Tobacco Sales and Marketing Ukraine (BAT Ukraine). A portion of
BAT Ukraine’s finished goods inventory was stored in the warehouse and was lost in the incident with a total inventory value of £39 million. In this context, the Group has recognised a charge in 2025 of £39 million within other operating expenses, as an adjusting item.
(j) Charges/(reversals) in respect of assets held-for-sale
Brascuba
On 19 December 2025, the Group entered into an agreement to sell its 50% shareholding in Brascuba Cigarrillos S.A. (Brascuba) to Tabagest S.A., a
company incorporated in the Republic of Cuba and an existing investor in Brascuba.
In accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, the assets and liabilities of Brascuba have been classified as held-
for-sale at 31 December 2025 and presented as such on the balance sheet at an estimated fair value less costs to sell. An impairment charge of £231 million and associated costs of £4 million have been recognised in other operating expenses as adjusting items. Refer to note 27(d)(i) for further details.
BAT Russia and BAT Belarus
On 11 March 2022, the Group announced the intention to transfer its Russian business in full compliance with international and local laws. At that time, the
Group had two subsidiaries in Russia (BAT Russia), being JSC British American Tobacco-SPb and JSC International Tobacco Marketing Services. In
September 2023, the Group formally entered into an agreement to sell the Group's Russian and Belarusian businesses to a consortium led by then members of
BAT Russia’s management team, in compliance with local and international laws. As previously announced, due to operational dependencies between BAT
Russia and the Group’s subsidiary in Belarus (International Tobacco Marketing Services BY) (BAT Belarus), the Belarusian business was included in the sale.
The transaction was completed on 13 September 2023 and, since completion, the buyer consortium has wholly owned both businesses. These businesses are now known as the ITMS Group.
In accordance with IFRS 5 Non-current Assets Held For Sale and Discontinued Operations, the assets and liabilities of these subsidiaries were classified as held-for-sale at 31 December 2022 and presented as such on the balance sheet at an estimated fair value less costs to sell. An impairment charge of
£554 million (and associated costs of £58 million) was recognised in other operating expenses as adjusting items in 2022. During 2023, the previously recognised impairment was reversed (net of £14 million impairment utilised), offset by the net £345 million (being the impairment arising on disposal of
£770 million net assets for sales proceeds of £425 million). This resulted in a net partial reversal of £195 million. This has been treated as a non-cash adjusting item. Further information on the sale of the Russian and Belarusian businesses can be found in note 6(f) and note 27(d)(ii).
(k) Romania and Brazil other taxes
BAT Romania
On 5 November 2024, British-American Tobacco (Romania) Investment S.R.L. (BATRI) was issued with a final assessment by the Romanian tax authority in respect of an excise audit of activities undertaken in the Ploiesti factory during the period January 2017 to February 2023. On 12 November 2024, BATRI paid the assessed amount under the provisions of Ordinance 107/2024, which provides for cancellation of past and ongoing penalties, interest, and surcharges
(ancillary obligations) if the principal amount is paid in full. The ancillary obligations have been duly cancelled. BATRI has filed an administrative appeal with the Romanian Tax Authority in respect of the findings of the audit and in June 2025 received a negative decision. In December 2025, BATRI filed a judicial appeal to the Ploiesti Court of Appeal. Additionally, after filing the judicial appeal, BATRI filed a separate challenge against the Romanian Government in respect of the lawfulness of certain Romanian statutory excise instruments.
In 2024, the Group recognised a charge of £449 million in other operating expenses as an adjusting item, of which £390 million was paid in 2024 and a provision recognised for the remaining £59 million. During 2025, £8 million of the provision was released against actual costs incurred and a further £15 million was released as a credit to other operating expenses as an adjusting item, resulting in a remaining provision of £36 million. Refer to note 24.
BAT Brazil
Since 2017, Souza Cruz LTDA (BAT Brazil) has been involved in a legal case over whether a 10% tax imposed on a tax benefit associated with investment grants by the Rio de Janeiro State was constitutional. In October 2023, the Supreme Court concluded on the leading case’s trial, recognising that the tax was constitutional. This decision has binding effects on all taxpayers. BAT Brazil’s individual lawsuit has not yet concluded. However, given the decision in the leading case, in 2023, £47 million was recognised in other operating expenses, as an adjusting item, to reflect the probability of an unfavourable decision. Out of the £47 million, £40 million was reported as provisions (note 24) and £7 million was reported as trade and other payables.
In addition, in 2023, a charge of £2 million has been recognised in other operating expenses, as an adjusting item, in respect of social contributions relating to the Brazil excise case, as mentioned in note 5(c).
(l) Marketing costs in operating expenses
Certain marketing activities, such as discounts or allowances provided to customers, are required to be deducted from revenue as explained in note 1. Other marketing expenses, such as point of sale and promotional materials, media advertising and sponsorship, and consumer research, are reported as operating expenses and have been shown in the table above.
(m) Auditor's remuneration

	2025 £m	2024 £m	2023 £m
Auditor’s remuneration
Total expense for audit services :
- fees to KPMG LLP for Parent Company and Group audit	9.0	12.0	11.4
- fees to KPMG LLP and associates for audit of the accounts of subsidiaries	13.2	9.6	9.4
Total audit fees expense - KPMG LLP and associates	22.2	21.6	20.8
Audit fees expense to other firms	0.1	0.1	0.2
Total audit fees expense	22.3	21.7	21.0
Fees to KPMG LLP and associates for other services:
–audit related assurance services	7.1	6.8	6.9
–other assurance services	1.4	0.7	0.9
–tax advisory services	—	—	—
–tax compliance	—	—	—
–audit of defined benefit schemes	0.1	0.3	0.2
–other non-audit services	—	—	—
	8.6	7.8	8.0
The total auditor’s remuneration to KPMG LLP and associates included above are £30.8 million (2024: £29.4 million; 2023: £28.8 million).
Under SEC regulations, the remuneration to KPMG LLP and associates of £30.8 million in 2025 (2024: £29.4 million; 2023: £28.8 million) is required to be presented as follows: audit fees £30.0 million (2024: £28.4 million; 2023: £27.7 million), audit related fees £0.1 million (2024: £0.3 million; 2023:
£0.2 million), tax fees nil (2024: nil; 2023: nil) and all other fees £0.7 million (2024: £0.7 million; 2023: £0.9 million). Audit related fees are in respect of services provided to associated pension schemes. All other fees are in respect of other assurance services, including those provided over information derived from the financial information systems subject to audit